SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Share shares	Dec. 31, 2021 USD ($) Share shares
Supplemental Disclosure Of Cash Flow [Line Items]
Conversion on loan payable (shares) | shares		505,050
Conversion on loan payable | $		$ 4,141,329
Issuance of committed shares (shares) | shares		401,875
Increase Decrease Through Acquisition Of Royalty And Stream Interests In Shares | shares	4,168,056
Increase Decrease Through Acquisition Of Royalty And Stream Interest | $	$ 21,632,211
Value of common shares issued for vesting of RSU | $	$ 1,225,998	$ 364,976
Number of common shares issued for vesting of RSU | shares	131,500	40,000
Reallocation from reserves for stock options exercised | $	$ 506,825	$ 216,086
Number of stock options exercised | Share	479,536	200,832
Genesis and GSI acquisitions [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Issuance of committed shares (shares) | shares		401,875
Issuance of committed shares | $		$ 4,111,181